Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss.
Financial assets at fair value through profit or loss

21   Financial assets at fair value through profit or loss

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Contingent refundable consideration	676	—
Wealth management products	2,070,977	690,627
	2,071,653	690,627

As at December 31, 2021 and 2022, out of the wealth management products which the Group invested in, RMB2,070,977,000 and RMB690,627,000 were issued by subsidiaries of Ping An Group which are redeemable upon request by the holders, respectively.